Investments and Derivative Instruments (Security Unrealized Loss Aging) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	$ 4,981		$ 7,837
Less Than 12 Months, Fair Value	4,855		7,381
Less Than 12 Months, Unrealized Losses	(126)		(456)
12 Months or More, Amortized Cost	7,850		11,613
12 Months or More, Fair Value	6,894		9,324
12 Months or More, Unrealized Losses	(936)		(2,218)
Amortized Cost	12,831		19,450
Fair Value	11,749		16,705
Unrealized Losses	(1,062)		(2,674)
ABS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	163		629
Less Than 12 Months, Fair Value	161		594
Less Than 12 Months, Unrealized Losses	(2)		(35)
12 Months or More, Amortized Cost	886		1,169
12 Months or More, Fair Value	705		872
12 Months or More, Unrealized Losses	(181)		(297)
Amortized Cost	1,049		1,798
Fair Value	866		1,466
Unrealized Losses	(183)		(332)
Collateralized Debt Obligations [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	5	[1]	81	[1]
Less Than 12 Months, Fair Value	4	[1]	59	[1]
Less Than 12 Months, Unrealized Losses	(1)	[1]	(22)	[1]
12 Months or More, Amortized Cost	2,567	[1]	2,709	[1]
12 Months or More, Fair Value	2,389	[1]	2,383	[1]
12 Months or More, Unrealized Losses	(158)	[1]	(326)	[1]
Amortized Cost	2,572	[1]	2,790	[1]
Fair Value	2,393	[1]	2,442	[1]
Unrealized Losses	(159)	[1]	(348)	[1]
CMBS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	339		1,297
Less Than 12 Months, Fair Value	322		1,194
Less Than 12 Months, Unrealized Losses	(17)		(103)
12 Months or More, Amortized Cost	1,248		2,144
12 Months or More, Fair Value	1,086		1,735
12 Months or More, Unrealized Losses	(162)		(409)
Amortized Cost	1,587		3,441
Fair Value	1,408		2,929
Unrealized Losses	(179)		(512)
Corporate [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	1,261		4,388
Less Than 12 Months, Fair Value	1,218		4,219
Less Than 12 Months, Unrealized Losses	(43)		(169)
12 Months or More, Amortized Cost	1,823		3,268
12 Months or More, Fair Value	1,590		2,627
12 Months or More, Unrealized Losses	(233)		(570)
Amortized Cost	3,084		7,656
Fair Value	2,808		6,846
Unrealized Losses	(276)		(739)
Foreign Government Debt Securities [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	1,380		218
Less Than 12 Months, Fair Value	1,343		212
Less Than 12 Months, Unrealized Losses	(37)		(6)
12 Months or More, Amortized Cost	20		51
12 Months or More, Fair Value	17		47
12 Months or More, Unrealized Losses	(3)		(4)
Amortized Cost	1,400		269
Fair Value	1,360		259
Unrealized Losses	(40)		(10)
Municipal [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	271		299
Less Than 12 Months, Fair Value	265		294
Less Than 12 Months, Unrealized Losses	(6)		(5)
12 Months or More, Amortized Cost	157		627
12 Months or More, Fair Value	144		560
12 Months or More, Unrealized Losses	(13)		(67)
Amortized Cost	428		926
Fair Value	409		854
Unrealized Losses	(19)		(72)
RMBS [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	910		415
Less Than 12 Months, Fair Value	908		330
Less Than 12 Months, Unrealized Losses	(2)		(85)
12 Months or More, Amortized Cost	869		1,206
12 Months or More, Fair Value	738		835
12 Months or More, Unrealized Losses	(131)		(371)
Amortized Cost	1,779		1,621
Fair Value	1,646		1,165
Unrealized Losses	(133)		(456)
U.S. Treasuries [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	583		343
Less Than 12 Months, Fair Value	567		341
Less Than 12 Months, Unrealized Losses	(16)		(2)
12 Months or More, Amortized Cost	0		0
12 Months or More, Fair Value	0		0
12 Months or More, Unrealized Losses	0		0
Amortized Cost	583		343
Fair Value	567		341
Unrealized Losses	(16)		(2)
Fixed maturities [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	4,912		7,670
Less Than 12 Months, Fair Value	4,788		7,243
Less Than 12 Months, Unrealized Losses	(124)		(427)
12 Months or More, Amortized Cost	7,570		11,174
12 Months or More, Fair Value	6,669		9,059
12 Months or More, Unrealized Losses	(881)		(2,044)
Amortized Cost	12,482		18,844
Fair Value	11,457		16,302
Unrealized Losses	(1,005)		(2,471)
Equity Securities [Member]
Security Unrealized Loss Aging
Less Than 12 Months, Amortized Cost	69		167
Less Than 12 Months, Fair Value	67		138
Less Than 12 Months, Unrealized Losses	(2)		(29)
12 Months or More, Amortized Cost	280		439
12 Months or More, Fair Value	225		265
12 Months or More, Unrealized Losses	(55)		(174)
Amortized Cost	349		606
Fair Value	292		403
Unrealized Losses	$ (57)		$ (203)

[1]	Unrealized losses exclude the change in fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in fair value are recorded in net realized capital gains (losses).